Interest and Finance Costs	6 Months Ended
Jun. 30, 2019
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30,
	2019	2018
Interest on long-term debt and other financial liabilities	7,053	7,520
Amortization of debt issuance costs	546	570
Amortization of shares issued to third party (non-cash)	212	-
Other	355	598
Total	8,166	8,688

Interest and finance costs-related party are analyzed as follows:

	June 30,
	2019	2018
Interest expense long term debt related party	420	802
Amortization of debt issuance costs related party	59	4
Convertible notes interest expense	751	1,351
Convertible notes amortization of debt discount (non-cash)	1,785	2,084
Amortization of shares issued to related party (non-cash)	784	-
Total	3,799	4,241